EQ ADVISORS TRUSTSM

1290 VT Micro Cap Portfolio

1290 VT Small Cap Value Portfolio

1290 VT Socially Responsible Portfolio

SUPPLEMENT DATED JUNE 6, 2025 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective June 30, 2025, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

Paul Whitehead of BlackRock Investment Management, LLC no longer serves as a member of the team that is responsible for the securities selection, research, and trading for the 1290 VT Socially Responsible Portfolio and the Index Allocated Portions of the 1290 VT Micro Cap Portfolio and 1290 VT Small Cap Value Portfolio. All references to Paul Whitehead in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

With respect to each of the Portfolios listed at the top of this page, the section of the Summary Prospectus and Prospectus entitled “WHO MANAGES THE PORTFOLIO — Sub-Adviser: BlackRock Investment Management, LLC (“BlackRock” or the “Sub-Adviser”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Matt Waldron, CFA®	Managing Director of BlackRock, Inc.	June 2025
Steven White	Director of BlackRock, Inc.	June 2025

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — BlackRock Investment Management, LLC” is amended to include the following information:

Matt Waldron, CFA®, Managing Director of BlackRock and US Head of International Portfolio Management within BlackRock Global Markets & Index Investments. Mr. Waldron’s service with the firm dates back to 2003.

Steven White, Director of BlackRock and Head of the Active Risk Index ETF team in the Americas, and co-CIO for Index Equity Investments within BlackRock Global Markets & Index Investments. Mr. White’s service with the firm began in 2011.

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — BlackRock Investment Management, LLC (“BlackRock”)” is amended to include the following information:

BlackRock Investment Management, LLC (“BlackRock”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of March 31, 2025						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

1290 VT Micro Cap Portfolio
Matt Waldron, CFA®	279	$2.41T	3	$3.59B	7	$5.98B	0	N/A	0	N/A	0	N/A
Steven White	279	$2.41T	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

1290 VT Small Cap Value Portfolio
Matt Waldron, CFA®	279	$2.41T	3	$3.59B	7	$5.98B	0	N/A	0	N/A	0	N/A
Steven White	279	$2.41T	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

1290 VT Socially Responsible Portfolio
Matt Waldron, CFA®	279	$2.41T	3	$3.59B	7	$5.98B	0	N/A	0	N/A	0	N/A
Steven White	279	$2.41T	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Shares of the Portfolios as of March 31, 2025

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

1290 VT Micro Cap Portfolio
Matt Waldron, CFA®	X
Steven White	X

1290 VT Small Cap Value Portfolio
Matt Waldron, CFA®	X
Steven White	X

1290 VT Socially Responsible Portfolio
Matt Waldron, CFA®	X
Steven White	X